Revenues	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues
5. Revenues
The Group generates revenues primarily from the sale of its products and services, as well as from royalties received from third parties and licensees. Revenues are recognized net of returns and discounts.
The following table provides a breakdown of revenues by brand and product line:

	For the six months ended June 30,
(€ thousands)	2026	2025
ZEGNA brand	634,573	570,409
Thom Browne	123,106	129,154
TOM FORD FASHION	156,817	152,715
Textile	67,012	67,061
Other (1)	5,782	8,351
Total revenues	987,290	927,690
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(1)Other mainly includes revenues from agreements with third party brands.

The following table provides a breakdown of revenues by distribution channel:

	For the six months ended June 30,
(€ thousands)	2026	2025
Direct to Consumer (DTC)
ZEGNA brand	573,256	504,501
Thom Browne	102,697	92,639
TOM FORD FASHION	106,827	100,895
Total Direct to Consumer (DTC)	782,780	698,035

Wholesale branded
ZEGNA brand	61,317	65,908
Thom Browne	20,409	36,515
TOM FORD FASHION	49,990	51,820
Total Wholesale branded	131,716	154,243
Textile	67,012	67,061
Other (1)	5,782	8,351
Total revenues	987,290	927,690
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(1)Other mainly includes revenues from agreements with third party brands.

The following table provides a breakdown of revenues by geographic area:

	For the six months ended June 30,
(€ thousands)	2026	2025
EMEA (1)	329,978	328,908
of which Italy	99,929	110,666
Americas (2)	302,348	262,714
of which United States	257,976	225,966
Greater China Region	236,106	223,101
Rest of APAC (3)	117,550	111,508
Other (4)	1,308	1,459
Total revenues	987,290	927,690
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(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.
(4)Other revenues mainly include royalties.

Revenues in the Netherlands, the Company’s country of domicile, amounted to €6,847 thousand and €5,560 thousand for the six months ended June 30, 2026 and 2025, respectively.